Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2025
Schedule IV - Mortgage Loans on Real Estate
Schedule IV - Mortgage Loans on Real Estate
Schedule IV – Mortgage Loans on Real Estate
As of December 31, 2025
(Dollars in thousands)

Description	Interest Rate	Final Maturity Date		Periodic Payment Terms	Final Payment Terms	Prior Liens	Outstanding face amount of mortgages (c)	Carrying amount of mortgages (c)
First mortgage loans:
Two movie theater properties located in North Carolina (a)	8.35%	(b	)	Interest only	Balloon of $9.7 million	None	$9,723	$9,705
One medical facility in North Carolina	8.50%	05/31/2026		Interest only	Balloon of $0.7 million	None	650	650
One -hundred and twenty-five restaurants located across fourteen states	8.80%	10/01/2030		Principal & Interest	Balloon of $191.8 million	None	223,875	224,607
One bowling alley in Washington	10.00%	11/01/2030		Interest only	Balloon of $3.8 million	None	3,752	3,751
One restaurant property located in Montana (a)	9.72%	11/01/2036		Principal & Interest	Balloon of $2.1 million	None	2,340	2,340
Three manufacturing properties in Kansas, Washington, Canada	8.75%	12/31/2039		Principal & Interest	Balloon of $53.0 million	None	56,041	55,881
One rehabilitation property located in California	8.75%	01/01/2040		Principal & Interest	Balloon of $46.7 million	None	49,042	49,355
One piece of land for development located in Texas	9.00%	08/18/2040		Principal & Interest	Balloon of $4.3 million	None	4,996	5,090
One car dealership located in Escondido, California	8.50%	10/01/2040		Principal & Interest	Balloon of $20.5 million	None	25,000	24,923
One car dealership located in Lake Elsinore, California	8.50%	11/01/2040		Principal & Interest	Balloon of $13.9 million	None	17,000	16,983
Six manufacturing properties in Illinois, Michigan, Oklahoma and Texas	7.96%	10/01/2043		Principal & Interest	Balloon of $22.2 million	None	32,001	31,702
Specialized Improvements within twelve properties in Iowa, Illinois, Indiana, Kansas, Missouri and Nebraska	9.18%	11/30/2044		Principal & Interest	Balloon of $5.1 million	None	10,686	10,611
One entertainment facility in Illinois	8.50%	06/30/2045		Principal & Interest	Balloon of $8.0 million	None	8,989	8,951
One ski resort located in Nevada	8.50%	06/30/2045		Principal & Interest	Balloon of $7.1 million	None	7,990	7,958
One entertainment facility in Utah	9.75%	12/23/2045		Principal & Interest	Balloon of $5.4 million	None	5,784	5,834
One manufacturing property in New Jersey	10.87%	11/01/2048		Principal & Interest	Balloon of $27.5 million	None	29,884	29,583
One entertainment facility in Texas	8.05%	07/01/2050		Principal & Interest	Balloon of $14.3 million	None	19,472	19,467
Five medical offices located in South Carolina, North Carolina and Virginia	7.50%	01/01/2051		Principal & Interest	Balloon of $6.7 million	None	8,424	8,422
Four restaurant properties located in Indiana	7.50%	12/31/2055		Principal & Interest	Fully amortizing	None	3,062	3,050
Three restaurant properties located in Ohio	8.96%	12/31/2055		Principal & Interest	Fully amortizing	None	2,945	2,946
One athletic club in Chicago, Illinois (a)	7.60%	01/31/2066		Principal & Interest	Fully amortizing	None	14,840	15,161
Leasehold interest in an amusement park property located in Ontario, Canada	11.39%	08/01/2066		Principal & Interest	Fully amortizing	None	24,710	24,474

							$561,206	$561,444

The following shows changes in the carrying amounts of mortgage loans receivable during the years ended December 31, 2025, December 31, 2024, the period from February 3, 2023 through December 31, 2023 and the period from January 1, 2023 through February 2, 2023 (in thousands):

	Successor			Predecessor
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period from February 3, 2023 through December 31, 2023	Period from January 1, 2023 through February 2, 2023
Balance, beginning of period	$230,966	$124,783	$359,124	$342,420
Additions:
New and additions to mortgage loans	335,013	109,518	92,699	7,703
Other: Capitalized loan origination costs	1,606	593	220	—
Deductions:
Collections of principal	(5,343)	(753)	(26,489)	—
Sale of loans to related party	—	—	(299,142)	—
Other: Amortization of premiums on notes receivable	(119)	(22)	(619)	—
Other: (Provisions for) reduction in loan losses	(575)	(826)	(1,006)	—
Other: Amortization of loan origination costs	(104)	(5)	(4)	(5)
Other: Non-cash principal reduction	—	(2,322)	—	—

Balance, end of period	$561,444	$230,966	$124,783	$350,118

(a)	Loan was on nonaccrual status as of December 31, 2025.
(b)	Loan matured prior to December 31, 2025 and the Company has been in negotiations with the borrower regarding a resolution.
(c)	The unaudited aggregate cost for federal income tax purposes is $563.9 million.